Goodwill and intangible assets - Estimated Annual Amortization Expense (Details) $ in Millions	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023	$ 57
2024	49
2025	43
2026	34
2027	$ 28